Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible assets, net [Abstract]
Schedule of Intangible Assets, Net
	As of December 31,
	2014	2015
	RMB'000	RMB'000

Gross carrying amount:
Game licenses	102,038	492,133
Software licenses	1,639	45,262
Game engine	—	15,905
Capitalized development costs for internal use software	3,040	9,670
Total of gross carrying amount	106,717	562,970
Less: accumulated amortization	(9,212)	(78,287)
accumulated impairment loss against game licenses	—	(8,162)
Intangible assets, net	97,505	476,521

	As of December 31,
	2014	2015
	(years)	(years)

Game licenses	2.6	2.8
Software licenses	3	3
Game engine	N/A	3
Capitalized development costs	1.5	1.5

Estimated Amortization Expenses

RMB'000

2016	195,643
2017	160,273
2018	113,457
After 2018	7,148
476,521